UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Cambridge Investments, Ltd.
Address:         5237 HHR Ranch Road, Suite A
                 Wilson, Wyoming  83014


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi                  Wilson, Wyoming                 May 11, 2011
  [Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     1. Cambridge Investment Partners, LLC

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            0

Form 13F Information Table Value Total:           $0
                                             (thousands)




List of Other Included Managers:

     1. Cambridge Investment Partners, LLC